Debt, Capital Leases and Royalty Obligation - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended					6 Months Ended		12 Months Ended										12 Months Ended			12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended									3 Months Ended	12 Months Ended				12 Months Ended
	Aug. 16, 2012	Jun. 30, 2013 oz	Dec. 31, 2012 oz		Jun. 30, 2012	Sep. 30, 2010	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 oz		Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012	Jan. 21, 2009	Jun. 30, 2013 Call Option [Member] oz	Dec. 31, 2012 Call Option [Member] oz	Jun. 30, 2013 Put Option [Member] oz	Dec. 31, 2012 Put Option [Member] oz	Dec. 31, 2012 Libor [Member]	Dec. 31, 2012 Libor [Member] Minimum [Member]	Dec. 31, 2012 Libor [Member] Maximum [Member]	Dec. 31, 2012 Alternate Base Rate [Member]	Dec. 31, 2012 Alternate Base Rate [Member] Minimum [Member]	Dec. 31, 2012 Alternate Base Rate [Member] Maximum [Member]	Jun. 30, 2013 Convertible Senior Notes due March 2028 [Member]	Jun. 30, 2012 Convertible Senior Notes due March 2028 [Member]	Jun. 30, 2013 Convertible Senior Notes due March 2028 [Member]	Jun. 30, 2012 Convertible Senior Notes due March 2028 [Member]	Dec. 31, 2012 Convertible Senior Notes due March 2028 [Member]	Dec. 31, 2011 Convertible Senior Notes due March 2028 [Member]	Feb. 12, 2013 Convertible Senior Notes due March 2028 [Member]	Dec. 31, 2010 Convertible Senior Notes due March 2028 [Member]	Jun. 30, 2013 7.875% Senior Notes due 2021 [Member]	Jan. 29, 2013 7.875% Senior Notes due 2021 [Member]	Dec. 31, 2012 7.875% Senior Notes due 2021 [Member]	Dec. 31, 2012 Banco Bisa Line Of Credit [Member]	Dec. 31, 2012 Banco De Credito Line Of Credit [Member]	Dec. 31, 2012 Kensington Term Facility [Member] oz	Dec. 31, 2012 Kensington Term Facility [Member]	Dec. 31, 2011 Kensington Term Facility [Member]	Dec. 31, 2012 Kensington Term Facility [Member] Call Option [Member] oz	Dec. 31, 2011 Kensington Term Facility [Member] Call Option [Member] oz	Dec. 31, 2012 Kensington Term Facility [Member] Put Option [Member] oz	Dec. 31, 2011 Kensington Term Facility [Member] Put Option [Member] oz
Debt and capital lease obligations (Textual) [Abstract]
Interest rate on notes																									3.25%	3.25%	3.25%	3.25%	3.25%	3.25%		3.25%	7.875%	7.875%	7.875%
Principal amount of bank loan																									$ 5,300,000		$ 5,300,000		$ 48,700,000		$ 48,700,000			$ 300,000,000
Current portion of debt and capital leases		5,485,000	55,983,000				5,485,000		55,983,000		32,602,000														0		0		48,081,000				0		0					15,398,000
Long-term Debt, Fair Value																													48,220,000	49,200,000
Carrying value of the equity component																													10,900,000	10,900,000
Interest expense																									43,000	395,000	380,000	791,000	1,600,000	1,600,000
Accretion of debt discount		0			629,000		576,000	1,241,000	2,536,000		2,324,000	2,543,000
Debt discount remaining			48,560,000	[1]					48,560,000	[1]																			600,000
Effective interest rate on the notes																													8.90%
Borrowing under term facility		100,000,000	100,000,000				100,000,000		100,000,000																											5,000,000	2,500,000
Line of Credit Facility, Increase, Additional Borrowings							50,000,000		50,000,000
Line of Credit Facility, Commitment Fee Amount		100,000					300,000		200,000
Basis spread on variable rate																			LIBOR			Alternate base rate
Basis spread on variable rate																				2.25%	3.25%		1.25%	2.25%
Ratio of consolidated debt to adjusted EBITDA			3.25						3.25
Ratio of adjusted EBITDA to interest expense			3.00						3.00
Percentage of tangible net worth													90.00%
Line of Credit Facility, Interest Rate at Period End																																				2.75%	2.50%
Repayments of Long-term Debt	68,600,000
Loss on debt extinguishments	1,000,000								(1,036,000)		(5,526,000)	(20,300,000)
Protection of gold under gold hedging program																																						243,750
Gold under collars protection															87,000	97,000	97,000	122,000																							97,000	136,000	122,000	190,000
Weighted Average Call Feature of Each Collar		1,964,200,000							1,967,890,000																													1,967.89	1,967.89	1,919.83
Weighted average put feature of each collar		979.79							967.86																															951.93			967.86	951.93
Outstanding amount of capital leases			11,400,000						11,400,000		27,000,000
Sale Portion Life of Mine														50.00%
Royalty Revenue in Cash														75,000,000
Value of Warrant Received as Royalty Consideration														3,000,000
Proceeds from Warrant Exercises						10,000,000
Royalty agreement minimum obligation for the period		400,000	400,000						400,000
Royalty Agreement Minimum Obligation for Per Month		4,167	4,167						4,167
Royalty Agreement Period			8 years						8 years		8 years			8 years
Percentage of Actual Gold Production									50.00%
Monthly Average Market Price of Gold Per Ounce									400
Percentage of Inflation Rate									1.00%
Payment of Royalty on Ounces of Gold			202,648						202,648
Further Payment Made on Number of Additional Ounces of Gold			197,352						197,352
Percentage Royalty Obligation Payment Due to Affiliates									50.00%
Payments to Acquire Royalty Interests in Mining Properties		15,480,000			19,287,000		30,929,000	40,660,000	74,734,000		73,191,000	43,125,000
Implicit Interest Rate									30.00%
Accretion expense on royalty obligation discount		4,100,000			5,600,000		8,170,000	10,663,000	19,100,000		22,200,000	20,500,000
Remaining Minimum Obligation Under Royalty Agreements		56,500,000	61,900,000				56,500,000		61,900,000		72,100,000
Expensed Interest		10,930,000			7,557,000		20,662,000	14,227,000	26,169,000		34,774,000	30,942,000
Capitalized interest		32,000			(610,000)		(361,000)	(1,694,000)	(2,663,000)		(2,175,000)	(9,885,000)
Debt Instrument, Repurchased Face Amount																									43,300,000		43,300,000
Long-term debt and capital leases		306,578,000	3,460,000				306,578,000		3,460,000		115,861,000														5,334,000		5,334,000		0	45,545,000			300,000,000		0					60,425,000
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage							0.10%
Line of Credit Facility, Amount Outstanding		0					0
Current portion of minimum obligation under royalty agreement		$ 23,900,000	$ 24,000,000				$ 23,900,000		$ 24,000,000

[1]	Includes minimum gold production royalty obligation payments due to Franco-Nevada Corporation for royalty covering 50% of the life of mine gold to be produced from the Palmarejo silver and gold mine in Mexico.